Long-term Payable	12 Months Ended
Mar. 31, 2018
Long Term Payable [Abstract]
Long-term payable

11.  Long-term payable:

On September 30, 2016, Neptune through its subsidiary Biodroga entered into an exclusive, worldwide and royalty bearing commercial agreement with Ingenutra Inc. for its patented and clinically studied MaxSimil specialty ingredient. The agreement provides Neptune with the right to manufacture, distribute and sell MaxSimil in the nutraceutical field.

As at September 30, 2016, Neptune has recorded an intangible asset of US$850,000 ($935,804 at the discounted fair value) and a long-term payable of the same amount. In connection with this agreement, Neptune must also pay royalties based on sales, using this specialty ingredient. Minimum annual volumes must be reached for the duration of the agreement of 11 years (refer to note 23 (a)(i)). A royalty fee of $372,592 has been recorded for the year ended March 31, 2018 ($115,870 for the thirteen-month period ended March 31, 2017).

As at March 31, 2018, the short-term and long-term payable to Ingenutra Inc. are respectively $558,045 and $249,714 (2017 - $215,095 and $795,072).